                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium.... 1.25%
                  Administrative Expense Charge.........  .15%
                                                         -----
                  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE. 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                  Minimum Maximum
                                                                                  ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses).  0.52%   1.27%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                 Distribution           Acquired    Total
                                                                    and/or              Fund Fees  Annual     Fee Waiver
                                                     Management Service(12b-1)  Other      and    Operating and/or Expense
                                                        Fee          Fees      Expenses Expenses  Expenses  Reimbursement
---------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Growth Portfolio -- Class C             --         0.55%       0.02%    0.35%     0.92%          --
BlackRock High Yield Portfolio -- Class B               0.60%        0.25%       0.09%    0.08%     1.02%          --
Clarion Global Real Estate Portfolio -- Class B         0.60%        0.25%       0.05%      --      0.90%          --
ClearBridge Aggressive Growth Portfolio -- Class B      0.59%        0.25%       0.02%      --      0.86%        0.00%
Harris Oakmark International Portfolio -- Class B       0.77%        0.25%       0.06%      --      1.08%        0.02%
Invesco Comstock Portfolio -- Class B                   0.57%        0.25%       0.02%      --      0.84%        0.02%
Invesco Mid Cap Value Portfolio -- Class B              0.65%        0.25%       0.05%    0.08%     1.03%        0.02%
Invesco Small Cap Growth Portfolio -- Class B           0.85%        0.25%       0.02%      --      1.12%        0.02%
JPMorgan Core Bond Portfolio -- Class B                 0.55%        0.25%       0.02%      --      0.82%        0.13%
Loomis Sayles Global Markets Portfolio -- Class B       0.70%        0.25%       0.08%      --      1.03%          --
Lord Abbett Bond Debenture Portfolio -- Class B         0.51%        0.25%       0.03%      --      0.79%          --
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                                0.50%        0.25%       0.05%      --      0.80%        0.03%
MFS(R) Emerging Markets Equity Portfolio -- Class B     0.87%        0.25%       0.15%      --      1.27%        0.01%
MFS(R) Research International Portfolio -- Class B      0.68%        0.25%       0.07%      --      1.00%        0.06%

                                                     Net Total
                                                      Annual
                                                     Operating
                                                     Expenses
--------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Growth Portfolio -- Class C          0.92%
BlackRock High Yield Portfolio -- Class B              1.02%
Clarion Global Real Estate Portfolio -- Class B        0.90%
ClearBridge Aggressive Growth Portfolio -- Class B     0.86%
Harris Oakmark International Portfolio -- Class B      1.06%
Invesco Comstock Portfolio -- Class B                  0.82%
Invesco Mid Cap Value Portfolio -- Class B             1.01%
Invesco Small Cap Growth Portfolio -- Class B          1.10%
JPMorgan Core Bond Portfolio -- Class B                0.69%
Loomis Sayles Global Markets Portfolio -- Class B      1.03%
Lord Abbett Bond Debenture Portfolio -- Class B        0.79%
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                               0.77%
MFS(R) Emerging Markets Equity Portfolio -- Class B    1.26%
MFS(R) Research International Portfolio -- Class B     0.94%

                                                                      Distribution           Acquired    Total
                                                                         and/or              Fund Fees  Annual     Fee Waiver
                                                          Management Service(12b-1)  Other      and    Operating and/or Expense
                                                             Fee          Fees      Expenses Expenses  Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B          0.47%        0.25%       0.08%      --      0.80%        0.00%
PIMCO Total Return Portfolio -- Class B                      0.48%        0.25%       0.03%      --      0.76%          --
Pioneer Fund Portfolio -- Class B                            0.65%        0.25%       0.05%      --      0.95%        0.04%
T. Rowe Price Large Cap Value Portfolio -- Class B           0.57%        0.25%       0.02%      --      0.84%          --
T. Rowe Price Mid Cap Growth Portfolio -- Class B            0.75%        0.25%       0.03%      --      1.03%          --
Third Avenue Small Cap Value Portfolio -- Class B            0.73%        0.25%       0.03%      --      1.01%        0.02%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio -- Class B     0.79%        0.25%       0.08%      --      1.12%        0.12%
Barclays Aggregate Bond Index Portfolio -- Class G           0.25%        0.30%       0.03%      --      0.58%        0.01%
BlackRock Money Market Portfolio -- Class B                  0.33%        0.25%       0.02%      --      0.60%        0.02%
Frontier Mid Cap Growth Portfolio -- Class B                 0.72%        0.25%       0.03%      --      1.00%        0.01%
Jennison Growth Portfolio -- Class B                         0.60%        0.25%       0.02%      --      0.87%        0.07%
Met/Artisan Mid Cap Value Portfolio -- Class B               0.81%        0.25%       0.02%      --      1.08%          --
Met/Dimensional International Small Company
 Portfolio -- Class B                                        0.81%        0.25%       0.14%      --      1.20%        0.01%
MetLife Mid Cap Stock Index Portfolio -- Class G             0.25%        0.30%       0.05%    0.02%     0.62%        0.00%
MetLife Stock Index Portfolio -- Class B                     0.25%        0.25%       0.02%      --      0.52%        0.01%
MFS(R) Value Portfolio -- Class B                            0.70%        0.25%       0.02%      --      0.97%        0.14%
MSCI EAFE(R) Index Portfolio -- Class G                      0.30%        0.30%       0.10%    0.01%     0.71%        0.00%
Neuberger Berman Genesis Portfolio -- Class B                0.80%        0.25%       0.03%      --      1.08%        0.01%
Russell 2000(R) Index Portfolio -- Class G                   0.25%        0.30%       0.06%    0.11%     0.72%        0.00%
T. Rowe Price Large Cap Growth Portfolio -- Class B          0.60%        0.25%       0.03%      --      0.88%        0.01%
Western Asset Management U.S. Government
 Portfolio -- Class B                                        0.47%        0.25%       0.02%      --      0.74%        0.01%
WMC Core Equity Opportunities Portfolio -- Class E           0.70%        0.15%       0.02%      --      0.87%        0.11%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation Portfolio --
 Class C                                                     0.06%        0.55%         --     0.42%     1.03%          --
American Funds(R) Growth Allocation Portfolio --
 Class C                                                     0.06%        0.55%       0.01%    0.43%     1.05%          --
American Funds(R) Moderate Allocation Portfolio --
 Class C                                                     0.06%        0.55%       0.01%    0.40%     1.02%          --
MetLife Asset Allocation 100 Portfolio -- Class B            0.07%        0.25%       0.01%    0.70%     1.03%          --
SSgA Growth and Income ETF Portfolio -- Class B              0.30%        0.25%       0.01%    0.23%     0.79%          --
SSgA Growth ETF Portfolio -- Class B                         0.32%        0.25%       0.01%    0.25%     0.83%          --
METROPOLITAN SERIES FUND -- CLASS B
MetLife Asset Allocation 20 Portfolio                        0.09%        0.25%       0.02%    0.52%     0.88%        0.01%
MetLife Asset Allocation 40 Portfolio                        0.07%        0.25%       0.01%    0.57%     0.90%          --
MetLife Asset Allocation 60 Portfolio                        0.06%        0.25%         --     0.62%     0.93%          --
MetLife Asset Allocation 80 Portfolio                        0.06%        0.25%       0.01%    0.66%     0.98%          --

                                                          Net Total
                                                           Annual
                                                          Operating
                                                          Expenses
-------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B         0.80%
PIMCO Total Return Portfolio -- Class B                     0.76%
Pioneer Fund Portfolio -- Class B                           0.91%
T. Rowe Price Large Cap Value Portfolio -- Class B          0.84%
T. Rowe Price Mid Cap Growth Portfolio -- Class B           1.03%
Third Avenue Small Cap Value Portfolio -- Class B           0.99%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio -- Class B    1.00%
Barclays Aggregate Bond Index Portfolio -- Class G          0.57%
BlackRock Money Market Portfolio -- Class B                 0.58%
Frontier Mid Cap Growth Portfolio -- Class B                0.99%
Jennison Growth Portfolio -- Class B                        0.80%
Met/Artisan Mid Cap Value Portfolio -- Class B              1.08%
Met/Dimensional International Small Company
 Portfolio -- Class B                                       1.19%
MetLife Mid Cap Stock Index Portfolio -- Class G            0.62%
MetLife Stock Index Portfolio -- Class B                    0.51%
MFS(R) Value Portfolio -- Class B                           0.83%
MSCI EAFE(R) Index Portfolio -- Class G                     0.71%
Neuberger Berman Genesis Portfolio -- Class B               1.07%
Russell 2000(R) Index Portfolio -- Class G                  0.72%
T. Rowe Price Large Cap Growth Portfolio -- Class B         0.87%
Western Asset Management U.S. Government
 Portfolio -- Class B                                       0.73%
WMC Core Equity Opportunities Portfolio -- Class E          0.76%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation Portfolio --
 Class C                                                    1.03%
American Funds(R) Growth Allocation Portfolio --
 Class C                                                    1.05%
American Funds(R) Moderate Allocation Portfolio --
 Class C                                                    1.02%
MetLife Asset Allocation 100 Portfolio -- Class B           1.03%
SSgA Growth and Income ETF Portfolio -- Class B             0.79%
SSgA Growth ETF Portfolio -- Class B                        0.83%
METROPOLITAN SERIES FUND -- CLASS B
MetLife Asset Allocation 20 Portfolio                       0.87%
MetLife Asset Allocation 40 Portfolio                       0.90%
MetLife Asset Allocation 60 Portfolio                       0.93%
MetLife Asset Allocation 80 Portfolio                       0.98%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the investment portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

 American Funds(R) Growth Portfolio (Class C)
 BlackRock High Yield Portfolio
 Clarion Global Real Estate Portfolio
 ClearBridge Aggressive Growth Portfolio
 Harris Oakmark International Portfolio
 Invesco Comstock Portfolio
 Invesco Mid Cap Value Portfolio (formerly Lord Abbett Mid Cap Value Portfolio) Invesco Small Cap Growth Portfolio
 JPMorgan Core Bond Portfolio
 Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio
 T. Rowe Price Mid Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

 Baillie Gifford International Stock Portfolio
 Barclays Aggregate Bond Index Portfolio (Class G)
 BlackRock Money Market Portfolio
 Frontier Mid Cap Growth Portfolio
 Jennison Growth Portfolio
 Met/Artisan Mid Cap Value Portfolio
 Met/Dimensional International Small Company Portfolio
 MetLife Mid Cap Stock Index Portfolio (Class G)
 MetLife Stock Index Portfolio
 MFS(R) Value Portfolio
 MSCI EAFE(R) Index Portfolio (Class G)
 Neuberger Berman Genesis Portfolio
 Russell 2000(R) Index Portfolio (Class G)
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management U.S. Government Portfolio
 WMC Core Equity Opportunities Portfolio (formerly Davis Venture Value
   Portfolio) (Class E)

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

 American Funds(R) Balanced Allocation Portfolio (Class C)
 American Funds(R) Growth Allocation Portfolio (Class C)
 American Funds(R) Moderate Allocation Portfolio (Class C)
 MetLife Asset Allocation 100 Portfolio (formerly MetLife Aggressive Strategy
   Portfolio)
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio

METROPOLITAN SERIES FUND (CLASS B)

 MetLife Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio

OTHER INFORMATION

DISTRIBUTOR

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 10036.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck

Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


INVESTMENT PORTFOLIO   INVESTMENT OBJECTIVE      INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------
MET INVESTORS SERIES
TRUST
American Funds(R)      Seeks to achieve       MetLife Advisers, LLC ; Capital
Growth Portfolio --    growth of capital.     Research and Management
Class C                                       Company

BlackRock High Yield   Seeks to maximize      MetLife Advisers, LLC
Portfolio -- Class B   total return,          Subadviser: BlackRock Financial
                       consistent with        Management, Inc.
                       income generation and
                       prudent investment
                       management.

Clarion Global Real    Seeks total return     MetLife Advisers, LLC
Estate Portfolio --    through investment in  Subadviser: CBRE Clarion
Class B                real estate            Securities LLC
                       securities,
                       emphasizing both
                       capital appreciation
                       and current income.

ClearBridge            Seeks capital          MetLife Advisers, LLC
Aggressive Growth      appreciation.          Subadviser: ClearBridge
Portfolio -- Class B                          Investments, LLC

Harris Oakmark         Seeks long-term        MetLife Advisers, LLC
International          capital appreciation.  Subadviser: Harris Associates L.P.
Portfolio -- Class B

Invesco Comstock       Seeks capital growth   MetLife Advisers, LLC
Portfolio -- Class B   and income.            Subadviser: Invesco Advisers, Inc.

Invesco Mid Cap Value  Seeks high total       MetLife Advisers, LLC
Portfolio -- Class B   return by investing    Subadviser: Invesco Advisers, Inc.
                       in equity securities
                       of mid-sized
                       companies.

Invesco Small Cap      Seeks long-term        MetLife Advisers, LLC
Growth Portfolio --    growth of capital.     Subadviser: Invesco Advisers, Inc.
Class B

JPMorgan Core Bond     Seeks to maximize      MetLife Advisers, LLC
Portfolio -- Class B   total return.          Subadviser: J.P. Morgan Investment
                                              Management Inc.

Loomis Sayles Global   Seeks high total       MetLife Advisers, LLC
Markets Portfolio --   investment return      Subadviser: Loomis, Sayles &
Class B                through a combination  Company, L.P.
                       of capital
                       appreciation and
                       income.

Lord Abbett Bond       Seeks high current     MetLife Advisers, LLC
Debenture Portfolio    income and the         Subadviser: Lord, Abbett & Co.
-- Class B             opportunity for        LLC
                       capital appreciation
                       to produce a high
                       total return.

Met/Franklin Low       Seeks a high level of  MetLife Advisers, LLC
Duration Total Return  current income, while  Subadviser: Franklin Advisers, Inc.
Portfolio -- Class B   seeking preservation
                       of shareholders'
                       capital.

MFS(R) Emerging        Seeks capital          MetLife Advisers, LLC
Markets Equity         appreciation.          Subadviser: Massachusetts Financial
Portfolio -- Class B                          Services Company

MFS(R) Research        Seeks capital          MetLife Advisers, LLC
International          appreciation.          Subadviser: Massachusetts Financial
Portfolio -- Class B                          Services Company

 INVESTMENT PORTFOLIO INVESTMENT OBJECTIVE    INVESTMENT ADVISER/SUBADVISER
 ------------------------------------------------------------------------------
 PIMCO Inflation      Seeks maximum real   MetLife Advisers, LLC
 Protected Bond       return, consistent   Subadviser: Pacific Investment
 Portfolio -- Class B with preservation    Management Company LLC
                      of capital and
                      prudent investment
                      management.

 PIMCO Total Return   Seeks maximum total  MetLife Advisers, LLC
 Portfolio -- Class B return, consistent   Subadviser: Pacific Investment
                      with the             Management Company LLC
                      preservation of
                      capital and prudent
                      investment
                      management.

 Pioneer Fund         Seeks reasonable     MetLife Advisers, LLC
 Portfolio -- Class B income and capital   Subadviser: Pioneer Investment
                      growth.              Management, Inc.

 T. Rowe Price Large  Seeks long-term      MetLife Advisers, LLC
 Cap Value Portfolio  capital              Subadviser: T. Rowe Price
 -- Class B           appreciation by      Associates, Inc.
                      investing in common
                      stocks believed to
                      be undervalued.
                      Income is a
                      secondary objective.

 T. Rowe Price Mid    Seeks long-term      MetLife Advisers, LLC
 Cap Growth           growth of capital.   Subadviser: T. Rowe Price
 Portfolio -- Class B                      Associates, Inc.

 Third Avenue Small   Seeks long-term      MetLife Advisers, LLC
 Cap Value Portfolio  capital              Subadviser: Third Avenue
 -- Class B           appreciation.        Management LLC
 METROPOLITAN SERIES FUND

 Baillie Gifford      Seeks long-term      MetLife Advisers, LLC
 International Stock  growth of capital.   Subadviser: Baillie Gifford Overseas
 Portfolio -- Class B                      Limited

 Barclays Aggregate   Seeks to track the   MetLife Advisers, LLC
 Bond Index           performance of the   Subadviser: MetLife Investment
 Portfolio -- Class G Barclays U.S.        Management, LLC
                      Aggregate Bond
                      Index.

 BlackRock Money      Seeks a high level   MetLife Advisers, LLC
 Market Portfolio --  of current income    Subadviser: BlackRock Advisors, LLC
 Class B              consistent with
                      preservation of
                      capital.

 Frontier Mid Cap     Seeks maximum        MetLife Advisers, LLC
 Growth Portfolio --  capital              Subadviser: Frontier Capital
 Class B              appreciation.        Management Company, LLC

 Jennison Growth      Seeks long-term      MetLife Advisers, LLC
 Portfolio -- Class B growth of capital.   Subadviser: Jennison Associates LLC

 Met/Artisan Mid Cap  Seeks long-term      MetLife Advisers, LLC
 Value Portfolio --   capital growth.      Subadviser: Artisan Partners
 Class B                                   Limited Partnership

 Met/Dimensional      Seeks long-term      MetLife Advisers, LLC
 International Small  capital              Subadviser: Dimensional Fund
 Company Portfolio    appreciation.        Advisors LP
 -- Class B

 MetLife Mid Cap      Seeks to track the   MetLife Advisers, LLC
 Stock Index          performance of the   Subadviser: MetLife Investment
 Portfolio -- Class G Standard & Poor's    Management, LLC
                      MidCap 400(R)
                      Composite Stock
                      Price Index.

 MetLife Stock Index  Seeks to track the   MetLife Advisers, LLC
 Portfolio -- Class B performance of the   Subadviser: MetLife Investment
                      Standard & Poor's    Management, LLC
                      500(R) Composite
                      Stock Price Index.

 MFS(R) Value         Seeks capital        MetLife Advisers, LLC
 Portfolio -- Class B appreciation.        Subadviser: Massachusetts Financial
                                           Services Company

 MSCI EAFE(R) Index   Seeks to track the   MetLife Advisers, LLC
 Portfolio -- Class G performance of the   Subadviser: MetLife Investment
                      MSCI EAFE(R) Index.  Management, LLC

  INVESTMENT PORTFOLIO   INVESTMENT OBJECTIVE   INVESTMENT ADVISER/SUBADVISER
  ----------------------------------------------------------------------------
  Neuberger Berman       Seeks high total       MetLife Advisers, LLC
  Genesis Portfolio --   return, consisting     Subadviser: Neuberger Berman
  Class B                principally of         Management LLC
                         capital appreciation.

  Russell 2000(R) Index  Seeks to track the     MetLife Advisers, LLC
  Portfolio -- Class G   performance of the     Subadviser: MetLife Investment
                         Russell 2000(R) Index. Management, LLC

  T. Rowe Price Large    Seeks long-term        MetLife Advisers, LLC
  Cap Growth Portfolio   growth of capital.     Subadviser: T. Rowe Price
  -- Class B                                    Associates, Inc.

  Western Asset          Seeks to maximize      MetLife Advisers, LLC
  Management U.S.        total return           Subadviser: Western Asset
  Government Portfolio   consistent with        Management Company
  -- Class B             preservation of
                         capital and
                         maintenance of
                         liquidity.

  WMC Core Equity        Seeks to provide a     MetLife Advisers, LLC
  Opportunities          growing stream of      Subadviser: Wellington
  Portfolio -- Class E   income over time and,  Management Company, LLP
                         secondarily,
                         long-term capital
                         appreciation and
                         current income.


      MET INVESTORS SERIES
      TRUST

      American Funds(R)      Seeks a balance        MetLife Advisers, LLC
      Balanced Allocation    between a high level
      Portfolio -- Class C   of current income and
                             growth of capital,
                             with a greater
                             emphasis on growth of
                             capital.

      American Funds(R)      Seeks growth of        MetLife Advisers, LLC
      Growth Allocation      capital.
      Portfolio -- Class C

      American Funds(R)      Seeks a high total     MetLife Advisers, LLC
      Moderate Allocation    return in the form of
      Portfolio -- Class C   income and growth of
                             capital, with a
                             greater emphasis on
                             income.

      MetLife Asset          Seeks growth of        MetLife Advisers, LLC
      Allocation 100         capital.
      Portfolio -- Class B

      SSgA Growth and        Seeks growth of        MetLife Advisers, LLC
      Income ETF Portfolio   capital and income.    Subadviser: SSgA Funds
      -- Class B                                    Management, Inc.

      SSgA Growth ETF        Seeks growth of        MetLife Advisers, LLC
      Portfolio -- Class B   capital.               Subadviser: SSgA Funds
                                                    Management, Inc.


      METROPOLITAN SERIES
      FUND -- CLASS B

      MetLife Asset          Seeks a high level of  MetLife Advisers, LLC
      Allocation 20          current income, with
      Portfolio              growth of capital as
                             a secondary objective.

      MetLife Asset          Seeks high total       MetLife Advisers, LLC
      Allocation 40          return in the form of
      Portfolio              income and growth of
                             capital, with a
                             greater emphasis on
                             income.

      MetLife Asset          Seeks a balance        MetLife Advisers, LLC
      Allocation 60          between a high level
      Portfolio              of current income and
                             growth of capital,
                             with a greater
                             emphasis on growth of
                             capital.

      MetLife Asset          Seeks growth of        MetLife Advisers, LLC
      Allocation 80          capital.
      Portfolio

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